Stockholders’ equity (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Treasury shares, acquired	28,668,037	8,458,273
Treasury stock, acquired, average purchase price	$ 0.07	$ 0.15
Treasury shares, sold	26,249,508	4,877,329
Treasury shares, sold, average sale price	$ 1.17	$ 0.99
Common Shares - Class B
Class of Stock [Line Items]
Shares repurchased	282,000
Common stock, par value	$ 0.05	0.05
Common Shares - Class A
Class of Stock [Line Items]
Common stock, par value	$ 0.01	$ 0.01